Note 4 - Loans - Collateral-dependent Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, before Allowance for Credit Loss	[1]	$ 640,945	$ 585,316
Bonds [Member]
Financing Receivable, before Allowance for Credit Loss		1,280
Bonds [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Bonds [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		1,280
Inventory [Member]
Financing Receivable, before Allowance for Credit Loss		92
Inventory [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Inventory [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		92
Real Estate [Member]
Financing Receivable, before Allowance for Credit Loss		2,480
Real Estate [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		2,480
Real Estate [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Collateral Receivables [Member]
Financing Receivable, before Allowance for Credit Loss		32
Collateral Receivables [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Collateral Receivables [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		32
Collateral Pledged [Member]
Financing Receivable, before Allowance for Credit Loss		3,884
Collateral Pledged [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		2,480
Collateral Pledged [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		1,404
Land Development And Construction Loans [Member] | Bonds [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Land Development And Construction Loans [Member] | Inventory [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Land Development And Construction Loans [Member] | Real Estate [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Land Development And Construction Loans [Member] | Collateral Receivables [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Land Development And Construction Loans [Member] | Collateral Pledged [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Family Mortgages 1-4 [Member] | Bonds [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Family Mortgages 1-4 [Member] | Inventory [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Family Mortgages 1-4 [Member] | Real Estate [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		81
Family Mortgages 1-4 [Member] | Collateral Receivables [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Family Mortgages 1-4 [Member] | Collateral Pledged [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		81
Commercial and Industrial Loans [Member] | Bonds [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Commercial and Industrial Loans [Member] | Bonds [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		1,280
Commercial and Industrial Loans [Member] | Inventory [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Commercial and Industrial Loans [Member] | Inventory [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		92
Commercial and Industrial Loans [Member] | Real Estate [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		2,399
Commercial and Industrial Loans [Member] | Real Estate [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Commercial and Industrial Loans [Member] | Collateral Receivables [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Commercial and Industrial Loans [Member] | Collateral Receivables [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		32
Commercial and Industrial Loans [Member] | Collateral Pledged [Member] | Real Estate Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		2,399
Commercial and Industrial Loans [Member] | Collateral Pledged [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		1,404
Farm Production And Other Farm Loans Member | Bonds [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Farm Production And Other Farm Loans Member | Inventory [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Farm Production And Other Farm Loans Member | Real Estate [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Farm Production And Other Farm Loans Member | Collateral Receivables [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		0
Farm Production And Other Farm Loans Member | Collateral Pledged [Member] | Commercial Portfolio Segment [Member]
Financing Receivable, before Allowance for Credit Loss		$ 0

[1]	Effective January 1, 2023, Citizens adopted FASB ASU 2016-13 using the modified restrospective approach. Therefore prior period balances are presented under legacy GAAP and may not be comparable to current period presentation.